Acquisitions and Business Combinations - Fair Value of Assets Acquired and Liabilities Assumed (Details) - MAC Copper R in Millions	Oct. 24, 2025 ZAR (R)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	R 420
Identifiable assets acquired (liabilities assumed)	14,922
Provisional fair value
Disclosure of detailed information about business combination [line items]
Property, plant and equipment recognised as of acquisition date	37,623
Non-current assets recognised as of acquisition date	76
Non-Current Streaming Contract Asset As Of Acquisition Date	199
Inventory recognised as of acquisition date	432
Fair value of acquired receivables	303
Cash and cash equivalents recognised as of acquisition date	420
Deferred tax liabilities recognised as of acquisition date	7,478
Provision for Environmental Rehabilitation recognised as of acquisition date	222
Non-Current Contingent ConsiderationRecognised As Of Acquisition Date	860
Non-current liabilities recognised as of acquisition date	107
ifrs-full_NoncurrentLiabilitiesRecognisedAsOfAcquisitionDate	4,617
Borrowings recognised as of acquisition date	3,858
Current Liabilities Income Tax Payable As Of Acquisition Date	250
Trade and other payables recognised as of acquisition date	820
Contingent consideration recognised as of acquisition date	2,511
Current Derivative Financial Liabilities As Of Acquisition Date	503
Current Streaming Contract Liabilities As Of Acquisition Date	347
Identifiable assets acquired (liabilities assumed)	17,480
Measurement Period Adjustments
Disclosure of detailed information about business combination [line items]
Property, plant and equipment recognised as of acquisition date	(5,357)
Non-current assets recognised as of acquisition date	0
Non-Current Streaming Contract Asset As Of Acquisition Date	10
Inventory recognised as of acquisition date	0
Fair value of acquired receivables	0
Cash and cash equivalents recognised as of acquisition date	0
Deferred tax liabilities recognised as of acquisition date	(2,822)
Provision for Environmental Rehabilitation recognised as of acquisition date	0
Non-Current Contingent ConsiderationRecognised As Of Acquisition Date	(58)
Non-current liabilities recognised as of acquisition date	0
ifrs-full_NoncurrentLiabilitiesRecognisedAsOfAcquisitionDate	237
Borrowings recognised as of acquisition date	0
Current Liabilities Income Tax Payable As Of Acquisition Date	(205)
Trade and other payables recognised as of acquisition date	0
Contingent consideration recognised as of acquisition date	(1)
Current Derivative Financial Liabilities As Of Acquisition Date	0
Current Streaming Contract Liabilities As Of Acquisition Date	62
Identifiable assets acquired (liabilities assumed)	(2,558)
Final fair value
Disclosure of detailed information about business combination [line items]
Property, plant and equipment recognised as of acquisition date	32,266
Non-current assets recognised as of acquisition date	76
Non-Current Streaming Contract Asset As Of Acquisition Date	209
Inventory recognised as of acquisition date	432
Fair value of acquired receivables	303
Cash and cash equivalents recognised as of acquisition date	420
Deferred tax liabilities recognised as of acquisition date	4,656
Provision for Environmental Rehabilitation recognised as of acquisition date	222
Non-Current Contingent ConsiderationRecognised As Of Acquisition Date	802
Non-current liabilities recognised as of acquisition date	107
ifrs-full_NoncurrentLiabilitiesRecognisedAsOfAcquisitionDate	4,854
Borrowings recognised as of acquisition date	3,858
Current Liabilities Income Tax Payable As Of Acquisition Date	45
Trade and other payables recognised as of acquisition date	820
Contingent consideration recognised as of acquisition date	2,510
Current Derivative Financial Liabilities As Of Acquisition Date	503
Current Streaming Contract Liabilities As Of Acquisition Date	409
Identifiable assets acquired (liabilities assumed)	R 14,922